Summary of Realized Gains/Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 626	$ 798	$ 589
Gross losses on sales	(1,781)	(525)	(103)
Net (loss) gain on sale of securities	(1,155)	273	486
Tax provision (benefit) applicable to net gains (losses) on sale of securities	(393)	93	165
Proceeds from sales of available for sale securities	$ 26,115	$ 44,033	$ 36,883